ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.                          ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Accounts receivable	255,744	318,131	52,552
Less: allowance for doubtful accounts	(25,545)	(11,894)	(1,965)

	230,199	306,237	50,587

As of December 31, 2012 and 2013, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Balance, beginning of year	2,809	25,545	4,220
Additions for the current year	22,768	23,804	3,932
Deductions for the current year
-Recovery	(32)	(103)	(17)
-Written off	—	(37,352)	(6,170)

Balance, end of year	25,545	11,894	1,965